Post-employment benefits - Non-current Employee Benefit Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Retirement benefit obligation	€ 103	€ 251
Other employee benefit liabilities	35	32
Total non-current employee benefit liabilities	€ 138	€ 283